Intangible assets - Narrative (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018		Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets	£ 0	£ 3,985	[1],[2]	£ 0	[1],[2]
Intangible assets	9,950	10,604	[3]	14,785	[3]
Goodwill	1,814	1,814	[3]	2,478	[3]
MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets		4,000
Intangible assets						£ 3,300
Goodwill						700
Intangible asset | MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Intangible assets						3,300
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,814	1,814		2,478
Goodwill | MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 0	£ 0		£ 664		£ 700

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’
[3]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'